Loans and Royalty Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of loans from banks and royalty obligations [Abstract]
Schedule of royalty obligations
	December 31
	2022	2021
	USD in thousands

In respect of Israeli government grants	1,307	1,368
Relating to NYPA Project (including Bird foundation)	776	909
In respect of EIB finance agreement (see A above)	320	-
Total royalty liabilities	2,403	2,277
Less – amounts presented as current maturities	(260)	(41)
Non-current royalty liabilities	2,143	2,236

Schedule of fair values (level 2 in the hierarchy) according to the black and scholes
	December 31,
	2022	2021	2020
Standard deviation*	54%	71%	91%
Risk free interest	3.25%	0%	0%
Expected dividend	0%	0%	0%
Exercise period	0.5 years	1.5 years	2.5 years
Actual Share price (in dollars, unadjusted)	1.4	3.0	5.9

*	The degree of volatility is based on the historical volatility of the Company’s share for the corresponding periods over the expected life of the option up to the date of exercise.